Capital disclosures	12 Months Ended
Dec. 31, 2022
Liquidity And Capitalization [Abstract]
Capital disclosures	Capital disclosures:
The Company’s objective in managing liquidity and capital is to safeguard the Company’s ability to continue as a going concern and to provide financial capacity and flexibility to meet its strategic objectives, with a focus on cash preservation and liquidity.

As at	Dec 31 2022	Dec 31 2021
Liquidity:
Cash and cash equivalents	$857,747	$932,069
Undrawn credit facility	300,000	300,000
Undrawn G3 construction facility	300,000	600,000
Total liquidity	$1,457,747	$1,832,069
Capitalization:
Unsecured notes, including current portion	1,983,374	1,981,199
Other limited recourse debt facilities, including current portion	168,139	176,993
Total debt	2,151,513	2,158,192
Non-controlling interests	317,444	271,155
Shareholders’ equity	2,112,013	1,683,576
Total capitalization	$4,580,970	$4,112,923
Total debt to capitalization [1]	47%	52%
Net debt to capitalization [2]	35%	39%
[1]     Total debt (including Other limited recourse debt facilities) divided by total capitalization.
[2]     Total debt (including Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.

The Company manages its liquidity and capital structure and makes adjustments to it in light of changes to economic conditions, the underlying risks inherent in its operations and capital requirements to maintain and grow its operations. The strategies employed by the Company may include the issue or repayment of general corporate debt, the issue of project debt, private placements by limited recourse subsidiaries, the issue of equity, the payment of dividends and the repurchase of shares.
The Company is not subject to any statutory capital requirements and has no commitments to sell or otherwise issue common shares except pursuant to outstanding employee stock options.
The Company has access to a $300 million committed revolving credit facility expiring in July 2026, and a non-revolving construction facility for the Geismar 3 project expiring in July 2025. Both facilities are with a syndicate of highly rated financial institutions. During the year ended December 31, 2022, the non-revolving construction facility was reduced from $600 million to $300 million. The credit facilities are subject to certain financial covenants (note 8).